Net Investment In Finance And Sales-type Leases (Tables)	12 Months Ended
Dec. 31, 2014
Net Investment In Finance And Sales-type Leases [Abstract]
Components Of The Net Investment In Finance And Sales-type Leases

	2014	2013
Total lease payments to be received	$409,282	$31,680
Estimated residual values of leased flight equipment (unguaranteed)	98,994	5,000
Less: Unearned income	(161,185)	(4,685)
	$347,091	$31,995
Less: Allowance for credit losses	-	-
Net investment in finance and sales-type leases	$347,091	$31,995

Minimum Future Lease Payments On Finance And Sales-type Leases

Minimum future receipts
2015	$74,239
2016	71,295
2017	59,919
2018	58,401
2019	50,015
Thereafter	95,413
$409,282